Average Annual Total Returns{- Fidelity Ohio Municipal Income Fund} - 12.31 Fidelity Ohio Municipal Funds Combo PRO-11 - Fidelity Ohio Municipal Income Fund	Fidelity Ohio Municipal Income Fund Return Before Taxes Past 1 year	Fidelity Ohio Municipal Income Fund Return Before Taxes Past 5 years	Fidelity Ohio Municipal Income Fund Return Before Taxes Past 10 years	Fidelity Ohio Municipal Income Fund After Taxes on Distributions Past 1 year	Fidelity Ohio Municipal Income Fund After Taxes on Distributions Past 5 years	Fidelity Ohio Municipal Income Fund After Taxes on Distributions Past 10 years	Fidelity Ohio Municipal Income Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Ohio Municipal Income Fund After Taxes on Distributions and Sales Past 5 years	Fidelity Ohio Municipal Income Fund After Taxes on Distributions and Sales Past 10 years	LB015 Past 1 year	LB015 Past 5 years	LB015 Past 10 years	IXYI1 Past 1 year	IXYI1 Past 5 years	IXYI1 Past 10 years
Total	1.52%	3.83%	3.72%	1.51%	3.73%	3.61%	1.74%	3.53%	3.53%	1.52%	4.17%	3.72%	1.19%	4.13%	4.05%